EQUITY (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Shares Outstanding, Beginning	7,772	13,480
Number of Shares Outstanding, Granted	507,403
Number of Shares Outstanding, Expired	(7,772)	(5,708)
Number of Shares Outstanding, Exercised	(41,140)
Number of Shares Outstanding, Ending	466,263	7,772
Weighted Average Exercie Price, Beginning	$ 202.50	$ 793.26
Weighted Average Exercise Price, Granted	15.78	0
Weighted Average Exercise Price Expired	202.50	1,808.64
Weighted Average Exercise Price Exercised	3.20	0
Weighted Average Exercie Price, Ending	$ 16.89	$ 202.50
Weighted Average Life (years), Beginning	9 months 14 days	1 year 1 month 6 days
Weighted Average Life (years), Granted	5 years
Weighted Average Life (years), Ending	4 years 10 months 2 days	9 months 15 days